PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net earnings	$ 14,439	$ 12,121	$ 10,111
Distributions in excess of (equity in undistributed) subsidiary earnings
Stock based compensation	355	211	237
Net cash provided by operating activities	29,669	22,409	8,214
Cash flows from investing activities
Net cash used in investing activities	(183,807)	(133,981)	(147,495)
Cash flows from financing activities
Sale of common stock	55,755	0	7,266
Purchase of treasury stock	0	(12,218)	(14,568)
Sale of treasury stock	0	8,557	0
Exercise of stock options	84	36	0
Dividends paid	(5,562)	(4,615)	(4,526)
Net cash provided by financing activities	118,023	127,736	144,998
Net change in cash and cash equivalents	(36,115)	16,164	5,717
Cash and cash equivalents at beginning of year	127,543	111,379	105,662
Cash and cash equivalents at end of year	91,428	127,543	111,379
DCB
Cash flows from investing activities
Acquisition of business, net of cash paid	0	0	(2,308)
Texas Leadership Bank
Cash flows from investing activities
Acquisition of business, net of cash paid	0	0	354
Parent Company
Cash flows from operating activities
Net earnings	14,439	12,121	10,111
Distributions in excess of (equity in undistributed) subsidiary earnings
Distributions in excess of (equity in undistributed) subsidiary earnings	(16,780)	(2,025)	7,886
Stock based compensation	355	211	237
Change in other assets	1,270	89	(646)
Change in other liabilities	1,589	(227)	(95)
Net cash provided by operating activities	873	10,169	17,493
Cash flows from investing activities
Investment in Guaranty Bank & Trust	(15,000)	0	(4,000)
Net cash used in investing activities	(15,000)	0	(19,100)
Cash flows from financing activities
Proceeds of borrowings	2,000	19,000	27,000
Repayments of borrowings	(25,786)	(20,714)	(13,000)
Sale of common stock	55,755	0	7,266
Purchase of treasury stock	0	(12,218)	(14,568)
Sale of treasury stock	0	8,557	0
Exercise of stock options	84	36	0
Dividends paid	(5,562)	(4,615)	(4,526)
Net cash provided by financing activities	26,491	(9,954)	2,172
Net change in cash and cash equivalents	12,364	215	565
Cash and cash equivalents at beginning of year	1,645	1,430	865
Cash and cash equivalents at end of year	14,009	1,645	1,430
Dividends from Guaranty Bank & Trust	0	12,000	20,000
Parent Company | DCB
Cash flows from investing activities
Acquisition of business, net of cash paid	0	0	(7,329)
Parent Company | Texas Leadership Bank
Cash flows from investing activities
Acquisition of business, net of cash paid	$ 0	$ 0	$ (7,771)